Trade receivables (Tables)	12 Months Ended
Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Schedule aged analysis of trade receivables

The aged analysis of trade receivables at the end of the reporting period:

	2024	2023
	USD	USD

Neither past due nor impair	27,218	4,237

Past due but not impair:
1 to 30 days	952	2,682
30 to 60 days	12,461	-
More than 60 days	33,385	13,968

	74,016	20,887